Loans receivable (Tables)	12 Months Ended
Dec. 31, 2023
Loans Receivable Tables [Abstract]
Schedule of Gross Loans Receivable	The breakdown of the Company’s gross loans receivable as at December 31, 2023 and December 31, 2022 are as follows:

	As at
	December 31, 2023	December 31, 2022
Current (terms of one year or less)	74,121	69,693
Non-current (terms exceeding one year)	151	221
	74,272	69,914

Schedule of Age Analysis of Loans Receivable

		As at December 31, 2023
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	59,938	—	—	59,938
Lower risk	1-30 days past due	3,404	—	—	3,404
Medium risk	31-60 days past due	—	1,096	—	1,096
Higher risk	61-90 days past due	—	808	—	808
Non-performing	91+ days past due or bankrupt	—	—	9,026	9,026
	Gross loans receivable	63,342	1,904	9,026	74,272
	Allowance for loan losses	(6,445)	(1,266)	(4,844)	(12,555)
	Loans receivable, net	56,897	638	4,182	61,717

		As at December 31, 2022
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	55,087	—	—	55,087
Lower risk	1-30 days past due	2,903	—	—	2,903
Medium risk	31-60 days past due	—	1,211	—	1,211
Higher risk	61-90 days past due	—	898	—	898
Non-performing	91+ days past due or bankrupt	—	—	9,815	9,815
	Gross loans receivable	57,990	2,109	9,815	69,914
	Allowance for loan losses	(5,794)	(1,239)	(6,040)	(13,073)
	Loans receivable, net	52,196	870	3,775	56,841

Schedule of Allowance for Loan Losses

	As at December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2023	5,794	1,239	6,040	13,073
Gross loans originated	3,158	—	—	3,158
Principal payments	(1,281)	(40)	(437)	(1,758)
Re-measurement of allowance before transfers	139	158	(30)	267
Re-measurement of amounts transferred between stages	(142)	1,102	11,151	12,111
Transfer to (from)
Stage 1 – 12-month ECLs	166	(136)	(30)	—
Stage 2 – Lifetime ECLs	(200)	200	—	—
Stage 3 – Lifetime ECLs	(1,189)	(1,257)	2,446	—
Net amounts charged off against allowance	—	—	(14,296)	(14,296)
Balance as at December 31, 2023	6,445	1,266	4,844	12,555

	As at December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2022	5,721	1,119	2,973	9,813
Gross loans originated	2,607	—	—	2,607
Principal payments	(1,107)	(136)	(359)	(1,602)
Re-measurement of allowance before transfers	142	89	591	822
Re-measurement of amounts transferred between stages	(67)	1,047	12,576	13,556
Transfer to (from)				—
Stage 1 – 12-month ECLs	79	(65)	(14)	—
Stage 2 – Lifetime ECLs	(218)	220	(2)	—
Stage 3 – Lifetime ECLs	(1,363)	(1,035)	2,398	—
Net amounts charged off against allowance	—	—	(12,123)	(12,123)
Balance as at December 31, 2022	5,794	1,239	6,040	13,073

Overall changes in the allowance for loan losses are summarized below:

	Year ended
	December 31, 2023	December 31, 2022

Balance, beginning of the period	13,073	9,813
Provision for loan losses	13,778	15,383
Charge offs	(14,296)	(12,123)
Balance, end of the period	12,555	13,073